Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class 1 | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
Class 1 | U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
Class 1 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Class 1 | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class 1 | Foreign Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class 1 | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class 1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class 2 | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
Class 2 | U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
Class 2 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Class 2 | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class 2 | Foreign Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class 2 | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class 2 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class 4 | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
Class 4 | U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
Class 4 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Class 4 | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class 4 | Foreign Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class 4 | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class 4 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%